SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
8.	SHARE-BASED COMPENSATION PLAN

In 2011, the Board of Directors decided to establish an incentive plan and the Company has amended its 2011 Equity Incentive Plan (the “Plan”) in 2015 and 2019. As of December 31, 2020, the Plan includes awards of 537,665 common shares and 1,000,000 stock options.

Common Shares Award

The 537,665 common shares are pursuant to a vesting schedule and the shares are forfeited if the grantee leaves the Company before the shares are vested. The holders of the shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period.

All shares under this program have been granted and allocated to Board of Directors, management and employees of the Company in prior periods.

As of December 31, 2019, a remaining 92,165 common shares with a weighted average grant date fair value of $14.38 were unvested with a remaining unrecognized cost related to unvested shares of nil. A total of 87,665 common shares vested on January 8, 2020. As of December 31, 2020, there was 4,500 unvested shares remaining that vested in January 2021.

The Company held 42,000 common shares from forfeitures as treasury shares as of December 31, 2019. No shares have forfeited in 2020 and the Company held 42,000 treasury shares as of December 31, 2020.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to common shares under the plan was $0.1 million, $0.1 million, and $0.4 million for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.

Stock Option Award

The Board of Directors approved an additional 1,000,000 stock options for issuance in 2019.

In 2019, the Company granted 755,000 and 234,000 options with vesting over a period of two and three years, respectively, with an exercise price of $4.70 per share. The stock options were allocated amongst management and employees of the Company. No further stock options have been granted in 2020.

The Company used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;

	Options with two year vesting	Options with three year vesting
Volatility	57.5%	52.5%
Dividend yield	10.0%	10.0%
Risk-free interest rate	1.64%	1.65%
Weighted-average grant date fair value	$0.59	$0.58

The expected volatility was based on historical volatility observed from historical company-specific data during the two years prior to the grant date.

The compensation expense related to the stock option awards was $0.3 million and $0.1 million for the years ended December 31, 2020 and December 31, 2019, respectively, and the remaining unrecognized cost as of December 31, 2020 related to non-vested stock options was $0.2 million with a remaining average remaining vesting period of 1.1 years. No forfeitures have occurred and no stock options were exercisable as of December 31, 2020.